Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Product revenue	$ 391,000	$ 97,000	$ 838,000	$ 119,000	$ 387,555	$ 0
Government grant revenue					219,917
Total revenue					607,472	0
Cost of product revenue	428,000	22,000	889,000	40,000	352,683	0
Gross profit (loss)	(37,000)	75,000	(51,000)	79,000	254,789	0
Expenses
Research and development	1,327,000	1,181,000	3,098,000	2,059,000	4,536,244	2,242,216
Sales and marketing	577,000	506,000	1,115,000	772,000	1,737,470	252,359
General and administrative	1,509,000	1,432,000	3,449,000	2,718,000	6,140,821	2,665,154
Total expenses	3,413,000	3,119,000	7,662,000	5,549,000	12,414,535	5,159,729
Operating loss	(3,450,000)	(3,044,000)	(7,713,000)	(5,470,000)	(12,159,746)	(5,159,729)
Interest and other income (expense)
Interest expense, net	0	0	0	(1,000)	0	(4,130,394)
Interest income					0	1,085
Change in fair value of warrants liabilities (expense)	(47,000)	4,925,000	1,123,000	(1,249,000)	(515,860)	(3,941,335)
Cease-use expense	0	0	(94,000)	0
Other expense	(16,000)	0	(18,000)	0	(183,565)	(7,243)
Inducement charge for Series C warrants	0	0	0	(3,050,000)	(3,049,375)	0
Interest and other income (expense), net	(63,000)	4,925,000	1,011,000	(4,300,000)
Net income (loss)	$ (3,513,000)	$ 1,881,000	$ (6,702,000)	$ (9,770,000)	$ (15,908,546)	$ (13,237,616)
Net income (loss) per common share:
Basic and diluted net loss per common share (in dollars per share)					$ (1.69)	$ (10.42)
Basic (in dollars per share)	$ (0.23)	$ 0.25	$ (0.44)	$ (1.35)
Diluted (in dollars per share)	$ (0.23)	$ 0.25	$ (0.44)	$ (1.35)
Weighted-average common shares outstanding used to calculate net income (loss) per common share:
Weighted-average common shares outstanding used to calculate basic and diluted net loss per common share (in shares)					9,425,880	1,270,033
Basic (in shares)	15,528,922	7,517,794	15,162,520	7,243,164
Diluted (in shares)	15,528,922	7,630,644	15,162,520	7,243,164